Consolidated income statement (Parenthetical)	6 Months Ended
Mar. 31, 2019
% Mov't
Interest income, percentage movement from prior period	3.00%
Interest income, percentage movement from same period of prior year	5.00%
Interest expense, percentage movement from prior period	5.00%
Interest expense, percentage movement from same period of prior year	11.00%
Net fee income, percentage movement from prior period	(28.00%)
Net fee income, percentage movement from same period of prior year	(35.00%)
Net wealth management and insurance income, percentage movement from prior period	(71.00%)
Net wealth management and insurance income, percentage movement from same period of prior year	(66.00%)
Trading income, percentage movement from prior period	(5.00%)
Trading income, percentage movement from same period in prior year	(10.00%)
Other income, percentage movement from same period of prior year	43.00%
Net operating income before operating expenses and impairment charges, percentage movement from prior period	(9.00%)
Net operating income before operating expenses and impairment charges, percentage movement from same period of prior year	(10.00%)
Operating expenses, percentage movement from prior period	4.00%
Operating expenses, percentage movement from same period of prior year	9.00%
Impairment charges, percentage movement from prior period	5.00%
Impairment charges, percentage movement from same period of prior year	(15.00%)
Profit before income tax, percentage movement from prior period	(20.00%)
Profit before income tax, percentage movement from same period of prior year	(25.00%)
Income tax expense, percentage movement from prior period	(23.00%)
Income tax expense, percentage movement from same period of prior year	(25.00%)
Net profit for the period, percentage movement from prior period	(19.00%)
Net profit for the period, percentage movement from same period of prior year	(24.00%)
Net profit attributable to non-controlling interests, percentage movement from prior period	50.00%
Net profit attributable to non-controlling interests, percentage movement from same period of prior year	50.00%
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from prior period	(19.00%)
Net profit attributable to owners of Westpac Banking Corporation, percentage movement from same period of prior year	(24.00%)
Earnings per share, basic, percentage movement from prior period	(19.00%)
Earnings per share, basic, percentage movement from same period of prior year	(25.00%)
Earnings per share, diluted, percentage movement from prior period	(19.00%)
Earnings per share, diluted, percentage movement from same period of prior year	(25.00%)